ACCOUNTS RECEIVABLE AND OTHER	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER
The components of accounts receivable and other are as follows:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Derivative assets	$61	$63
Accounts receivable — net of expected credit loss of $39 million (December 31, 2025 - $51 million)	627	632
Restricted cash and deposits	151	287
Prepaid expenses	155	216
Inventory	819	510
Other current assets	417	260
Total accounts receivable and other	$2,230	$1,968